Income taxes - Schedule of reconciliation of total tax expenses (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(8.79%)	19.77%	(14.71%)
Effect of tax holiday			2.15%
Effect of tax rate in different tax jurisdiction	20.76%	(77.33%)	13.38%
Change in valuation allowance	(42.33%)	36.13%	(28.31%)
Total	(5.36%)	3.57%	(2.49%)